Inventories, Net (Tables)	12 Months Ended
Sep. 30, 2016
Inventory Disclosure [Abstract]
Schedule of Inventory, Net

(in thousands)	September 30, 2016	September 25, 2015
Purchased materials and manufactured parts, net	$47,754	$42,562
Work in process, net	17,082	13,360
Finished goods, net	115,062	111,743
LIFO reserve	(18,433)	(5,741)
Inventories, net	$161,465	$161,924